Lease - Maturity of lease liabilities under operating leases (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lease
2022	¥ 6,567	$ 1,031
2023	6,903	1,083
2024	7,281	1,143
2025	3,192	501
2026	926	145
Total lease payments	24,869	3,903
Less: imputed interest	(1,871)	(294)
Total	22,998	3,609
Less: current portion	5,679	891
Non-current portion	¥ 17,319	$ 2,718